Property and Equipment (Details Narrative) (10-Q) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Depreciation expences	$ 81,000	$ 85,000	$ 160,000	$ 132,000	$ 322,000	$ 214,000